Contract Liabilities - Summary of Unrealized Performance Obligation of Contract Liabilities (Detail) ₺ in Thousands	Dec. 31, 2018 TRY (₺)
Disclosure of performance obligations [line items]
Unrealized performance obligation on contract liabilities	₺ 662,385
Telecommunications service [member]
Disclosure of performance obligations [line items]
Unrealized performance obligation on contract liabilities	182,023
Other [member]
Disclosure of performance obligations [line items]
Unrealized performance obligation on contract liabilities	₺ 480,362